Related Party Transactions (Details Narrative) (10-K) - USD ($)		3 Months Ended		12 Months Ended
	May 21, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Number of shares issued, shares				8,062,244
Number of shares issued, value			$ 100,031	$ 100,031	$ 23,453
Series B Convertible Preferred Shares [Member]
Related Party Transaction [Line Items]
Number of shares issued, shares	136
Number of shares issued, value	$ 767,040
Series B Convertible Preferred Shares [Member] | Director [Member]
Related Party Transaction [Line Items]
Number of shares issued, shares	2
President, CEO and CFO [Member]
Related Party Transaction [Line Items]
Related party transactions owed amount				317,997	263,409
Management fee expenses				300,000	100,000
Payment of salary		$ 162,362	$ 50,000	170,381
Son of the President, CEO and CFO [Member]
Related Party Transaction [Line Items]
Related party transactions owed amount					7,260
Son of the President, CEO and CFO [Member] | CAD [Member]
Related Party Transaction [Line Items]
Related party transactions owed amount					$ 9,450
Related Parties [Member] | Series B Convertible Preferred Shares [Member]
Related Party Transaction [Line Items]
Number of shares issued, shares	122